Annual Total Returns - Voya Index Solution 2055 Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution 2055 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(4.40%)
2012	15.52%
2013	23.83%
2014	6.08%
2015	(2.15%)
2016	7.61%
2017	20.37%
2018	(8.87%)
2019	24.52%
2020	14.90%